	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2023

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 93.11%
	Consumer Discretionary - Automobiles & Components -- 1.55%
87,440	Dorman Products, Inc.*	$ 6,624,454

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.15%
9,090	Murphy USA, Inc.	3,106,326
78,380	Ollie's Bargain Outlet Holdings Inc*	6,049,368
		9,155,694

	Consumer Discretionary - Consumer Durables & Apparel -- 1.67%
230,645	La-Z-Boy Incorporated	7,122,318

	Consumer Discretionary - Consumer Services -- 3.05%
131,500	Carriage Services Inc.	3,714,875
78,716	Papa John's International, Inc.	5,370,006
192,620	Wendy's Company	3,931,374
		13,016,255

	Consumer Staples - Food, Beverage & Tobacco -- 3.04%
45,355	J & J Snack Foods Corp.	7,422,346
364,195	Nomad Foods Ltd.*	5,543,048
		12,965,394

	Financials - Financial Services -- 9.67%
124,635	Cohen & Steers, Inc.	7,813,368
213,210	EVERTEC, Inc.	7,927,148
328,960	i3 Verticals, Inc. Class A*	6,954,214
25,975	Morningstar, Inc.	6,084,384
815,611	Repay Holdings Corp. Class A*	6,190,487
113,530	Shift4 Payments, Inc. Class A*	6,286,156
		41,255,757

	Financials - Insurance -- 1.20%
221,100	BRP Group, Inc. Class A*	5,136,153

	Health Care - Health Care Equipment & Services -- 12.12%
73,317	Amedisys, Inc.*	6,847,808
145,725	AtriCure, Inc.*	6,382,755
80,253	Encompass Health Corporation	5,389,791
123,448	Globus Medical Inc Class A*	6,129,193
185,790	InMode Ltd.*	5,659,163
191,242	Neogen Corp*	3,545,627
97,295	Omnicell, Inc.*	4,382,167
179,735	Option Care Health Inc*	5,814,427
103,529	STAAR Surgical Company*	4,159,795
21,266	UFP Technologies, Inc.*	3,433,396
		51,744,122

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.10%
87,245	Abcam PLC Sponsored ADR*	1,974,354
152,350	Pacira Biosciences, Inc.*	4,674,098
149,595	Prestige Consumer Healthcare Inc*	8,555,338
221,064	Stevanato Group SpA	6,570,022
		21,773,812

	Industrials - Capital Goods -- 8.38%
67,859	Beacon Roofing Supply, Inc.*	5,236,679
46,268	Builders FirstSource, Inc.*	5,759,903
34,281	Comfort Systems USA, Inc.	5,841,825
256,623	Construction Partners, Inc. Class A*	9,382,137
61,775	Donaldson Company, Inc.	3,684,261
88,706	A. O. Smith Corporation	5,866,128
		35,770,933

	Industrials - Commercial & Professional Services -- 14.94%
246,150	ExlService Holdings, Inc.*	6,902,046
79,395	Exponent, Inc.	6,796,212
88,000	ICF International, Inc.	10,631,280
430,045	OPENLANE, Inc.*	6,416,271
26,730	Paylocity Holding Corp.*	4,856,841
225,105	RB Global, Inc.	14,069,063
46,520	Tetra Tech, Inc.	7,072,436
102,195	WNS (Holdings) Limited Sponsored ADR*	6,996,270
		63,740,419

	Industrials - Transportation -- 3.14%
129,965	Knight-Swift Transportation Holdings Inc. Class A	6,517,745
348,869	Marten Transport, Ltd.	6,876,208
		13,393,953

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.03%
58,165	Lattice Semiconductor Corporation*	4,998,118
49,801	Onto Innovation, Inc.*	6,350,624
76,850	Power Integrations, Inc.	5,864,424
		17,213,166

	Information Technology - Software & Services -- 18.77%
89,785	Altair Engineering Inc. Class A*	5,616,950
111,105	BlackLine, Inc.*	6,162,994
43,750	CyberArk Software Ltd.*	7,164,938
118,860	Descartes Systems Group Inc.*	8,721,947
77,745	Five9, Inc.*	4,999,004
338,585	Grid Dynamics Holdings, Inc. Class A*	4,123,965
280,179	Model N, Inc.*	6,839,169
210,590	Q2 Holdings, Inc.*	6,795,739
60,141	Qualys, Inc.*	9,174,510
49,504	SPS Commerce, Inc.*	8,445,877
144,940	Tenable Holdings, Inc.*	6,493,312
182,485	Varonis Systems, Inc.*	5,573,092
		80,111,497

	Information Technology - Technology Hardware & Equipment -- 1.73%
116,300	ePlus inc.*	7,387,376

	Materials - Materials -- 1.74%
59,500	AptarGroup, Inc.	7,439,880

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.83%
109,550	NexPoint Residential Trust, Inc.	3,525,319

	TOTAL COMMON STOCKS
	(cost $286,882,006)	397,376,502

SHORT-TERM INVESTMENTS -- 7.09%
	Money Market Fund - 1.41%
$6,000,000	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),	6,000,000
	7-day net yield, 5.264%

	Money Market Deposit Account – 1.01%
4,313,266	U.S. Bank Money Market - 5.27%	4,313,266

	U.S. Government Securities - 4.67%
5,000,000	U.S. Treasury Bill 10/03/2023, 1.777%	4,999,271
5,000,000	U.S. Treasury Bill 10/17/2023, 4.725%	4,989,022
5,000,000	U.S. Treasury Bill 11/02/2023, 5.065%	4,977,209
5,000,000	U.S. Treasury Bill 11/16/2023, 5.175%	4,966,908
		19,932,410

	TOTAL SHORT-TERM INVESTMENTS
	(cost $30,243,799)	30,245,676

	TOTAL INVESTMENTS
	(cost $317,125,805) - 100.20%	427,622,178

	LIABILITIES, NET OF OTHER ASSETS - (0.20)%	(849,269)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$426,772,909

* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$397,376,502
Money Market Deposit Account	4,313,266
Money Market Fund	6,000,000
Level 2
U.S. Government Securities	19,932,410
Level 3
None	—
Total	$427,622,178

(1) See Schedule above for further detail by industry.